Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements [Abstract]
Schedule of Previously Reported Condensed Consolidated and Combined Balance Sheet

The impact of the restatement on the previously reported condensed consolidated and combined balance sheet as of March 31, 2024, is as follows:

	March 31, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Stockholders’ Equity (Deficit):
Preferred stock, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	$—	$—	$—
Common stock; $0.0001 par value; 300,000,000 shares authorized; 1,738,005 issued and outstanding as of March 31, 2024	8,689	—	8,689
Additional paid-in capital	79,158,563	2,769,719	81,928,282
Stock subscription receivable	(80,241)	—	(80,241)
Accumulated Deficit	(119,717,769)	(2,769,719)	(122,487,488)
Total Stockholders’ Equity (Deficit)	$(40,630,758)	$—	$(40,630,758)

The impact of the restatement on the previously reported condensed consolidated and combined balance sheet as of June 30, 2024, is as follows:

	June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Stockholders’ Equity (Deficit):
Preferred stock; $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	$—	$—	$—
Common stock; $0.0001 par value; 300,000,000 shares authorized; 1,742,004 issued and outstanding as of June 30, 2024	8,709	—	8,709
Additional paid-in capital	79,610,239	2,873,709	82,483,948
Stock subscription receivable	(80,241)	—	(80,241)
Accumulated Deficit	(97,699,353)	(2,873,709)	(100,573,062)
Total Stockholders’ Equity (Deficit)	$(18,160,646)	$—	$(18,160,646)

The impact of the restatement on the previously reported condensed consolidated and combined balance sheet as of September 30, 2024, is as follows:

	September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Stockholders’ Equity (Deficit):
Preferred stock; $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	$—	$—	$—
Common stock; $0.0001 par value; 300,000,000 shares authorized; 2,346,815 issued and outstanding as of September 30, 2024	11,733	—	11,733
Additional paid-in capital	85,617,896	8,350,845	93,968,741
Stock subscription receivable	(80,241)	(2,395,919)	(2,476,160)
Accumulated Deficit	(104,336,032)	(5,954,926)	(110,290,958)
Total Stockholders’ Equity (Deficit)	$(18,786,644)	$—	$(18,786,644)

The impact of the restatement on the consolidated and combined balance sheet as of December 31, 2024, is as follows:

	December 31, 2024
	As Reported	Adjustments	As Restated
Stockholders’ Equity (Deficit):
Preferred stock; $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	$—	$—	$—
Common stock; $0.0001 par value; 300,000,000 shares authorized; 2,633,956 issued and outstanding as of December 31, 2024	13,169	—	13,169
Additional paid-in capital	93,045,581	8,953,375	101,998,956
Stock subscription receivable	(80,241)	(2,465,345)	(2,545,586)
Accumulated Deficit	(115,880,509)	(6,488,030)	(122,368,539)
Total Stockholders’ Equity (Deficit)	$(22,902,000)	$—	$(22,902,000)

Schedule of Previously Reported Condensed Consolidated and Combined Statements of Operations

The impact of the restatement on the previously reported condensed consolidated and combined statement of operations for the three months ended March 31, 2024, is as follows:

	March 31, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$(8,182,500)	$—	$(8,182,500)
Loss on issuance of Common Stock and Warrants	(17,820,998)	(2,769,719)	(20,590,717)
Interest income	311	—	311
Interest expense	(3,739)	—	(3,739)
Other income (expense)	(1)	—	(1)
Total other expense	(26,006,927)	(2,769,719)	(28,776,646)

Net loss before income tax provision	(29,766,263)	(2,769,719)	(32,535,982)

Income tax provision	—	—	—

Net loss	$(29,766,263)	$(2,769,719)	$(32,535,982)

Weighted average shares outstanding, basic and diluted	1,563,968	24,839	1,588,807
Basic and diluted net loss per share	$(19.03)	$—	$(20.48)

The impact of the restatement on the previously reported condensed consolidated and combined statement of operations for the six months ended June 30, 2024, is as follows:

	For the Six Months Ended June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$16,784,200	$(103,990)	$16,680,210
Loss on issuance of Common Stock and Warrants	(17,820,998)	(2,769,719)	(20,590,717)
Interest income	482	—	482
Interest expense	(22,923)	—	(22,923)
Other income (expense)	4,037	—	4,037
Total other income (expense)	(1,055,202)	(2,873,709)	(3,928,911)

Net income (loss) before income tax provision	(7,747,847)	(2,873,709)	(10,621,556)

Income tax provision	—	—	—

Net Income (loss)	$(7,747,847)	$(2,873,709)	$(10,621,556)

Weighted average number of shares of common stock outstanding, basic	1,651,120	62,547	1,713,667
Basic net income (loss) per share of common stock	$(4.69)	$—	$(6.20)

The impact of the restatement on the condensed consolidated and combined statement of operations for the three months ended June 30, 2024 is as follows:

	For the Three Months Ended June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$24,966,700	$(103,990)	$24,862,710
Loss on issuance of Common Stock and Warrants	—	—	—
Interest income	171	—	171
Interest expense	(19,184)	—	(19,184)
Other income (expense)	4,038	—	4,038
Total other income (expense)	24,951,725	(103,990)	24,847,735

Net income (loss) before income tax provision	22,018,416	(103,990)	21,914,426

Income tax provision	—	—	—

Net Income (loss)	$22,018,416	$(103,990)	$21,914,426

Weighted average number of shares of common stock outstanding, basic	1,738,272	100,255	1,838,527
Basic net income (loss) per share of common stock	$12.67	$—	$11.92

Diluted net income (loss)	$22,018,416	$(12,029,950)	$9,884,476
Weighted average number of shares of common stock outstanding, diluted	1,923,190	50,191	1,973,381
Diluted net income (loss) per share of common stock	$11.45	$—	$5.01

The impact of the restatement on the previously reported condensed consolidated and combined statement of operations for the nine months ended September 30, 2024, is as follows:

	For the Nine Months Ended September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$24,017,035	$(2,433,060)	$21,583,975
Loss on issuance of Common Stock and Warrants	(27,475,797)	(3,521,866)	(30,997,663)
Interest income	2,055	—	2,055
Interest expense	(45,833)	—	(45,833)
Other income (expense)	3,665	—	3,665
Total other income (expense)	(3,498,875)	(5,954,926)	(9,453,801)

Net income (loss) before income tax provision	(14,384,526)	(5,954,926)	(20,339,452)

Income tax provision	—	—	—

Net Income (loss)	$(14,384,526)	$(5,954,926)	$(20,339,452)

Weighted average number of shares of common stock outstanding, basic	1,764,630	113,833	1,878,463
Basic net income (loss) per share of common stock	$(8.15)	$—	$(10.83)

The impact of the restatement on the condensed consolidated and combined statement of operations for the three months ended September 30, 2024 is as follows:

	For the Three Months Ended September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$7,232,835	$(2,329,070)	$4,903,765
Loss on issuance of Common Stock and Warrants	(9,654,799)	(752,147)	(10,406,946)
Interest income	1,573	—	1,573
Interest expense	(22,910)	—	(22,910)
Other income (expense)	(372)	—	(372)
Total other income (expense)	(2,443,673)	(3,081,217)	(5,524,890)

Net income (loss) before income tax provision	(6,636,679)	(3,081,217)	(9,717,896)

Income tax provision	—	—	—

Net Income (loss)	$(6,636,679)	$(3,081,217)	$(9,717,896)

Weighted average number of shares of common stock outstanding, basic and diluted	1,989,183	215,289	2,204,472
Basic and diluted net income (loss) per share of common stock	$(3.34)	$—	$(4.41)

The impact of the restatement on the consolidated and combined statement of operations for the year ended December 31, 2024 is as follows:

	For the Year Ended December 31, 2024
	As Reported	Adjustments	As Restated
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	$18,011,100	$(5,735,883)	$12,275,217
Los on issuance of Common Stock and Warrants	(30,281,475)	(752,147)	(31,033,622)
Interest income	13,806	—	13,806
Interest expense	(366,963)	—	(366,963)
Other income (expense)	(5,934)	—	(5,934)
Total other income (expense)	(12,629,466)	(6,488,030)	(19,117,496)

Net income (loss) before income tax provision	(25,929,003)	(6,488,030)	(32,417,033)

Income tax provision	—	—	—

Net Income (loss)	$(25,929,003)	$(6,488,030)	$(32,417,033)

Weighted average number of shares of common stock outstanding, basic and diluted	1,993,662	58,046	2,051,708
Basic and diluted net income (loss) per share of common stock	$(13.01)	$—	$(15.80)

Schedule of Previously Reported Condensed consolidated and Combined Statement of Changes in Stockholders’ (Deficit) Equity

The impact of the restatement on the previously reported condensed consolidated and combined statement of changes in stockholders’ (deficit) equity for the three months ended March 31, 2024, is as follows:

	Three Months Ended March 31, 2024 (Unaudited)
	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders’ Equity (Deficit)

As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	—	—	—
Net loss	—	(29,766,263)	(29,766,263)
Balance at March 31, 2024	$79,158,563	$(119,717,769)	$(40,630,758)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net loss	—	(2,769,719)	(2,769,719)
Balance at March 31, 2024	$2,769,719	$(2,769,719)	$—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net loss	—	(32,535,982)	(32,535,982)
Balance at March 31, 2024	$81,928,282	$(122,487,488)	$(40,630,758)

The impact of the restatement on the previously reported condensed consolidated and combined statement of changes in stockholders’ (deficit) equity for the three and six months ended June 30, 2024, is as follows:

	For the Three and Six Months Ended June 30, 2024 (Unaudited)
	Additional Paid-in Capital	Accumulated Deficit	Stockholders’ Equity (Deficit)

As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	—	—	—
Net Loss	—	(29,766,263)	(29,766,263)
Balance at March 31, 2024	79,158,563	$(119,717,769)	(40,630,758)
Shares issued from exercise of Series B Warrants	14	—	34
Net Income	—	22,018,416	22,018,416
Balance at June 30, 2024	$79,610,239	$(97,699,353)	$(18,160,646)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(2,769,719)	(2,769,719)
Balance at March 31, 2024	2,769,719	(2,769,719)	—
Shares issued from exercise of Series B Warrants	103,990	—	103,990
Net Loss	—	(103,990)	(103,990)
Balance at June 30, 2024	$103,990	$(103,990)	$—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	3,412,459
Convertible note – stock issuance loss	2,769,719	—	2,769,719
Net Loss	—	(32,535,982)	(32,535,982)
Balance at March 31, 2024	81,928,282	(122,487,488)	(40,630,758)
Shares issued from exercise of Series B Warrants	104,004	—	104,024
Net Income	—	21,914,426	21,914,426
Balance at June 30, 2024	$82,483,948	$(100,573,062)	$(18,160,646)

The impact of the restatement on the previously reported condensed consolidated and combined statement of changes in stockholders’ (deficit) equity for the three and nine months ended September 30, 2024, is as follows:

		For the Three and Nine Months Ended September 30, 2024 (Unaudited)
	Additional Paid-in Capital	Accumulated Deficit	Stock Subscription Receivable	Stockholders’ Equity (Deficit)

As Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	—	3,412,459
Convertible note – stock issuance loss	—	—	—	—
Net Loss	—	(29,766,263)	—	(29,766,263)
Balance at March 31, 2024	79,158,563	(119,717,769)	(80,241)	(40,630,758)
Shares issued from exercise of Series B Warrants	14	—	—	34
Net Income	—	22,018,416	—	22,018,416
Balance at June 30, 2024	79,610,239	(97,699,353)	(80,241)	(18,160,646)
Shares issued from exercise of Series A Warrants	162,007	—	—	162,054
Shares issued from exercise of Series B Warrants	1,370	—	—	1,886
Issuance of common stock for Forward Purchase Agreement	(954)	—	—	—
Forward Purchase Agreement – subscription receivable discount	—	—	—	—
Net Loss	—	(6,636,679)	—	(6,636,679)
Balance at September 30, 2024	$85,617,896	$(104,336,032)	$(80,241)	$(18,786,644)

Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—	—
Convertible note – stock issuance loss	2,769,719	—	—	2,769,719
Net Loss	—	(2,769,719)	—	(2,769,719)
Balance at March 31, 2024	2,769,719	(2,769,719)	—	—
Shares issued from exercise of Series B Warrants	103,990	—	—	103,990
Net Loss	—	(103,990)	—	(103,990)
Balance at June 30, 2024	103,990	(103,990)	—	—
Shares issued from exercise of Series A Warrants	31,703	—	—	31,703
Shares issued from exercise of Series B Warrants	2,297,367	—	—	2,297,367
Issuance of common stock for Forward Purchase Agreement	3,124,379	—	(2,372,232)	752,147
Forward Purchase Agreement – subscription receivable discount	23,687	—	(23,687)	—
		For the Three and Nine Months Ended September 30, 2024 (Unaudited)
	Additional Paid-in Capital	Accumulated Deficit	Stock Subscription Receivable	Stockholders’ Equity (Deficit)

Net Loss	—	(3,081,217)	—	(3,081,217)
Balance at September 30, 2024	$5,477,136	$(3,081,217)	$(2,395,919)	$—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	—	3,412,459
Convertible note – stock issuance loss	2,769,719	—	—	2,769,719
Net Loss	—	(32,535,982)	—	(32,535,982)
Balance at March 31, 2024	81,928,282	(122,487,488)	(80,241)	(40,630,758)
Shares issued from exercise of Series B Warrants	104,004	—	—	104,024
Net Income	—	21,914,426	—	21,914,426
Balance at June 30, 2024	82,483,948	(100,573,062)	(80,241)	(18,160,646)
Shares issued from exercise of Series A Warrants	193,710	—	—	193,757
Shares issued from exercise of Series B Warrants	2,298,737	—	—	2,299,253
Issuance of common stock for Forward Purchase Agreement	3,123,425	—	(2,372,232)	752,147
Forward Purchase Agreement – subscription receivable discount	23,687	—	(23,687)	—
Net Loss	—	(9,717,896)	—	(9,717,896)
Balance at September 30, 2024	$93,968,741	$(110,290,958)	$(2,476,160)	$(18,786,644)

The impact of the restatement on the consolidated and combined statement of changes in stockholders’ (deficit) equity for the year ended December 31, 2024 is as follows:

	For the Year Ended December 31, 2024
	Additional Paid-in Capital	Accumulated Deficit	Stock Subscription Receivable	Total Stockholders’ Equity (Deficit)
As Previously Reported
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	—	3,412,459
Shares issued from exercise of Series A Warrants	4,255,907	—	—	4,257,282
Shares issued from exercise of Series B Warrants	1,384	—	—	1,959
Issuance of common stock for Forward Purchase Agreement	(954)	—	—	—
Forward Purchase Agreement – subscription receivable discount	—	—	—	—
Net Loss	—	(25,929,003)	—	(25,929,003)
Balance at December 31, 2024	$93,045,581	$(115,880,509)	$(80,241)	$(22,902,000)
	For the Year Ended December 31, 2024
	Additional Paid-in Capital	Accumulated Deficit	Stock Subscription Receivable	Total Stockholders’ Equity (Deficit)
Adjustments
Balance at January 1, 2024, after retroactive application of recapitalization	—	—	—	—
Shares issued from exercise of Series A Warrants	3,065,913	—	—	3,065,913
Shares issued from exercise of Series B Warrants	2,669,970	—	—	2,669,970
Issuance of common stock for Forward Purchase Agreement	3,124,379	—	(2,372,232)	752,147
Forward Purchase Agreement – subscription receivable discount	93,113		(93,113)
Net Loss	—	(6,488,030)	—	(6,488,030)
Balance at December 31, 2024	$8,953,375	$(6,488,030)	$(2,465,345)	$—

As Restated
Balance at January 1, 2024, after retroactive application of recapitalization	28,850,985	(25,445,506)	—	3,412,459
Shares issued from exercise of Series A Warrants	7,321,820	—	—	7,323,195
Shares issued from exercise of Series B Warrants	2,671,354	—	—	2,671,929
Issuance of common stock for Forward Purchase Agreement	3,123,425	—	(2,372,232)	752,147
Forward Purchase Agreement – subscription receivable discount	93,113	—	(93,113)	—
Net Loss	—	(32,417,033)	—	(32,417,033)
Balance at December 31, 2024	$101,998,956	$(122,368,539)	$(2,545,586)	$(22,902,000)

Schedule of Previously Reported Condensed Consolidated and Combined Statement of Cash Flows

The impact of the restatement on the previously reported condensed consolidated and combined statement of cash flows for the three months ended March 30, 2024, is as follows:

	March 31, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net loss	$(29,766,263)	$(2,769,719)	$(32,535,982)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization expense	94,392	—	94,392
Stock-based compensation	1,359,000	—	1,359,000
Change in fair value of derivative liabilities	8,182,500	—	8,182,500
Loss on issuance of common stock and warrants	17,820,998	2,769,719	20,590,717

The impact of the restatement on the previously reported condensed consolidated and combined statement of cash flows for the six months ended June 30, 2024, is as follows:

	For the Six Months Ended June 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net loss	$(7,747,847)	$(2,873,709)	$(10,621,556)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization expense	197,303	—	197,303
Stock-based compensation	1,810,662	—	1,810,662
Change in fair value of derivative liabilities	(16,784,200)	103,990	(16,680,210)
Loss on issuance of common stock and warrants	17,820,998	2,769,719	20,590,717

The impact of the restatement on the previously reported condensed consolidated and combined statement of cash flows for the nine months ended September 30, 2024, is as follows:

	For the Nine Months Ended September 30, 2024 (Unaudited)
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net loss	$(14,384,526)	$(5,954,926)	$(20,339,452)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization expense	298,805	—	298,805
Stock-based compensation	2,088,838	—	2,088,838
Equity compensation expense	1,726,000	—	1,726,000
Change in fair value of derivative liabilities	(24,017,035)	2,433,060	(21,583,975)
Loss on issuance of common stock and warrants	27,475,797	3,521,866	30,997,663

As a result of the restatement, the Company has disclosed the following non-cash financing activity for the nine months ended September 30, 2024:

Supplemental disclosure of non-cash financing activities:	As Reported	Adjustments	As Restated
Issuance of Common Stock upon the closing of the Merger	$2,435	$—	$2,435
Issuance of Common Stock for Forward Purchase Agreement	$—	$3,124,379	$3,124,379
Stock subscription receivable, net of discount	$—	$2,372,232	$2,372,232
FPA discount accretion	$—	$23,687	$23,687

The impact of the restatement on the consolidated and combined statement of cash flows for the year ended December 31, 2024 is as follows:

	For the Year Ended December 31, 2024
	As Reported	Adjustments	As Restated
Cash Flows From Operating Activities:
Net loss	$(25,929,003)	$(6,488,030)	$(32,417,033)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization expense	350,509	—	350,509
Stock-based compensation	2,367,014	—	2,367,014
Equity compensation expense	1,976,000	—	1,976,000
Non-cash interest expense	303,061	—	303,061
Change in fair value of derivative liabilities	(18,011,100)	5,735,883	(12,275,217)
Loss on issuance of common stock and warrants	30,281,475	752,147	31,033,622

As a result of the restatement, the Company has disclosed the following non-cash financing activity for the year ended December 31, 2024:

Supplemental disclosure of non-cash financing activities:	As Reported	Adjustments	As Restated
Issuance of Common Stock upon the closing of the Merger	$4,993	$—	$4,993
Issuance of Common Stock for Forward Purchase Agreement	$—	$3,124,379	$3,124,379
Stock subscription receivable, net of discount	$—	2,372,232	$2,372,232
FPA discount accretion	$—	$93,113	$93,113
Capitalized interest to principal balance of short-term note payable	$24,061	$—	$24,061

Schedule of Revised the Previously Issued Interim Balance Sheets

Accordingly, the Company has restated the previously issued interim balance sheets included in the Company’s Quarterly Report on Form 10-Q for the quarters ended March 31, 2025 and September 30, 2025 and Form 10-Q/A for the quarter ended June 30, 2025 to reflect the corrected opening equity balances.

	Additional Paid-in Capital	Accumulated Deficit	Stock Subscription Receivable	Total Stockholders’ Equity (Deficit)
Balance at January 1, 2025 (as previously reported)	$93,045,581	$(115,880,509)	$(80,241)	$(22,902,000)
Correction of prior-period error – warrant remeasurement	5,735,883	(5,735,883)	—	—
Correction of prior-period error – Issuance of FPA shares	3,124,379	(752,147)	(2,372,232)	—
Correction of prior-period error – FPA subscription receivable discount	93,113	—	(93,113)	—
Balance at January 1, 2025 (as restated)	101,998,956	(122,368,539)	(2,545,586)	(22,902,000)
Net income	—	9,194,630	—	9,194,630
Balance at March 31, 2025	103,535,931	(113,173,909)	(2,545,586)	(12,183,292)
Net loss	—	(2,113,859)	—	(2,113,859)
Balance at June 30, 2025	103,738,980	(115,287,768)	(2,545,586)	(14,094,102)
Net loss	—	(4,092,145)	—	(4,092,145)
Balance at September 30, 2025	104,518,211	(119,379,913)	(2,545,586)	(17,407,000)